Consolidated Balance Sheet - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,680	$ 142
Trade accounts and other receivables	1,986	1,000
Allowance for doubtful accounts	(8)	(1)
Trade accounts and other receivables – net	1,978	999
Inventories	379	136
Derivative assets	301	3
Other current assets and deferred charges	211	149
Total current assets	4,549	1,429
Investments	5,127	5,159
Property, plant, and equipment – net	29,258	28,929
Intangible assets – net of accumulated amortization	7,402	7,444
Regulatory assets, deferred charges, and other	1,276	1,204
Total assets	47,612	44,165
Current liabilities:
Accounts payable	1,746	482
Accrued liabilities	1,201	944
Long-term debt due within one year	2,025	893
Total current liabilities	4,972	2,319
Long-term debt	21,650	21,451
Deferred income tax liabilities	2,453	1,923
Regulatory liabilities, deferred income, and other	4,436	3,889
Contingent liabilities and commitments (Note 19)
Stockholders’ equity:
Preferred stock ($1 par value; 30 million shares authorized at December 31, 2021 and December 31, 2020; 35,000 shares issued at December 31, 2021 and December 31, 2020)	35	35
Common stock ($1 par value; 1,470 million shares authorized at December 31, 2021 and December 31, 2020; 1,250 million shares issued at December 31, 2021 and 1,248 million shares issued at December 31, 2020)	1,250	1,248
Capital in excess of par value	24,449	24,371
Retained deficit	(13,237)	(12,748)
Accumulated other comprehensive income (loss)	(33)	(96)
Treasury stock, at cost (35 million shares of common stock)	(1,041)	(1,041)
Total stockholders’ equity	11,423	11,769
Noncontrolling interests in consolidated subsidiaries	2,678	2,814
Total equity	14,101	14,583
Total liabilities and equity	$ 47,612	$ 44,165